DEPOSITS AND PREPAID EXPENSES - Disclosure of Prepaid Expenses and Deposits (Details) - CAD ($)	May 31, 2025	May 31, 2024
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	$ 1,161,722	$ 341,244
Prepaid Insurance [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	361,516	8,169
Prepaid Equipment [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	337,186	76,671
Prepaid Investor Relations [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	177,418	40,983
Prepaid Conferences [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	14,126	14,207
Prepaid Consulting Fees [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	12,215	14,050
Prepaid Marketing and Events [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	0	15,000
Deposits [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	50,697	45,027
Other [Member]
Deposits And Prepaid Expenses [Line Items]
Deposits and prepaid expenses	$ 208,564	$ 127,137